COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—$25 PAR VALUE	4.6%
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	2.4%
Apollo Global Management LLC, 6.375%, Series A(a)		3,300		$86,196
Oaktree Capital Group LLC, 6.625%, Series A(a)		7,336		196,751

				282,947

PIPELINES	2.2%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		8,425		206,665
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		2,050		50,984

				257,649

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$531,757)				540,596

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	89.6%
BANKS	16.2%
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$150,000		163,802
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		102,000		108,666
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		145,000		158,322
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		75,000		83,510
BB&T Corp., 4.80% to 9/1/24(a),(b)		75,000		74,531
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		95,000		99,445
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		150,000		167,566
Corestates Capital III, 3.088%, (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(c),(d)		75,000		69,443
First Union Capital II, 7.95%, due 11/15/29, Series A		23,000		31,066
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		40,000		40,510
JPMorgan Chase & Co., 5.736%, (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(d)		40,000		40,261
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		100,000		110,991
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		155,000		165,573
M&T Bank Corp., 5.00% to 8/1/24, Series G(a),(b)		25,000		25,438
SunTrust Banks, Inc., 5.125% to 12/15/27, Series H(a),(b)		90,000		89,181
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		95,000		104,106
Wells Fargo & Co., 6.18%, (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(d)		175,000		176,312
Wells Fargo & Co., 7.50%, Series L(a)		45	†	62,575

		Principal Amount	Value
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)		$100,000	$119,684

			1,890,982

BANKS—FOREIGN	33.0%
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)		200,000	214,755
Bank of Montreal, 4.80% to 8/25/24 (Canada)(a),(b)		30,000	29,756
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		200,000	208,548
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(f)		200,000	221,671
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(c),(f)		200,000	210,826
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(f)		200,000	221,295
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(f)		200,000	232,250
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(f)		200,000	221,149
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(f)		200,000	212,643
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)		200,000	211,405
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)		200,000	210,743
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)		200,000	208,680
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)		200,000	210,130
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(b)		50,000	66,250
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)		200,000	214,750
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(f)		200,000	199,930
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(f)		200,000	222,421
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(e)		75,000	103,068
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)		200,000	211,996
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		200,000	213,403

			3,845,669

ELECTRIC—INTEGRATED ELECTRIC—FOREIGN	2.0%
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(e)		100,000	125,141
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(c)		100,000	103,572

			228,713

		Principal Amount	Value
INDUSTRIALS—DIVERSIFIED MANUFACTURING	2.7%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		$326,000	$316,308

INSURANCE	24.4%
LIFE/HEALTH INSURANCE	8.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		200,000	256,973
MetLife, Inc., 5.25% to 6/15/20, Series C(a),(b)		50,000	50,594
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		35,000	37,394
MetLife, Inc., 6.40%, due 12/15/36		50,000	58,057
MetLife, Inc., 10.75%, due 8/1/39		50,000	80,343
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		50,000	52,254
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		60,000	63,635
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		100,000	107,177
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		100,000	107,063
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		100,000	105,638
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		50,000	53,286

			972,414

LIFE/HEALTH INSURANCE—FOREIGN	6.7%
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(e),(f)		200,000	248,806
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		200,000	215,143
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(b),(c)		100,000	107,105
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(c)		200,000	214,804

			785,858

MULTI-LINE	1.5%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		60,000	62,834
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		80,000	107,281

			170,115

MULTI-LINE—FOREIGN	0.9%
AXA SA, 8.60%, due 12/15/30 (France)		75,000	107,807

PROPERTY CASUALTY	1.5%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		50,000	53,701
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(b),(c)		100,000	116,087

			169,788

		Principal Amount	Value
PROPERTY CASUALTY—FOREIGN	5.5%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(b),(c)		$200,000	$216,180
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(e)		200,000	219,304
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(e)		200,000	201,000

			636,484

TOTAL INSURANCE			2,842,466

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.0%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		110,000	120,603

MATERIAL—METALS & MINING—FOREIGN	2.0%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(b),(c)		200,000	232,804

PIPELINES—FOREIGN	3.6%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		60,000	62,191
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		110,000	114,645
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		89,000	91,254
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		150,000	157,545

			425,635

UTILITIES	4.7%
ELECTRIC UTILITIES	0.6%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		60,000	63,210

ELECTRIC UTILITIES—FOREIGN	3.4%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		150,000	163,353
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(c)		200,000	234,000

			397,353

		Principal Amount	Value
MULTI-UTILITIES	0.7%
NiSource, Inc., 5.65% to 6/15/23(a),(b)		$85,000	$84,620

TOTAL UTILITIES			545,183

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$10,068,813)			10,448,363

CORPORATE BONDS	0.8%
INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.3%
General Electric Co., 5.875%, due 1/14/38, Series MTN		34,000	39,854

INSURANCE—LIFE/HEALTH INSURANCE	0.5%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		60,000	51,862

TOTAL CORPORATE BONDS (Identified cost—$85,105)			91,716

		Shares
SHORT-TERM INVESTMENTS	1.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.09%(g)		200,218	200,218

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$200,218)			200,218

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$10,885,893)	96.7%		11,280,893
OTHER ASSETS IN EXCESS OF LIABILITIES	3.3		387,403

NET ASSETS	100.0%		$11,668,296

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	533,782	USD	609,336	8/2/19	$18,439
Brown Brothers Harriman	GBP	75,612	USD	96,366	8/2/19	4,413
Brown Brothers Harriman	USD	593,934	EUR	533,782	8/2/19	(3,037)
Brown Brothers Harriman	USD	92,392	GBP	75,612	8/2/19	(440)
Brown Brothers Harriman	EUR	543,182	USD	605,921	9/4/19	3,037
						$22,412

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $3,723,051 which represents 31.9% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Variable rate. Rate shown is in effect at July 31, 2019.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,742,671 which represents 14.9% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $3,680,646 or 31.5% of the net assets of the Fund.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	36.9
France	14.1
United Kingdom	10.6
Japan	6.5
Switzerland	5.6
Canada	5.3
Other	5.0
Netherlands	4.7
Australia	3.9
Italy	2.0
Hong Kong	1.8
Norway	1.8
Sweden	1.8

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$540,596	$540,596	$—	$—
Preferred Securities—Capital Securities:
Banks	1,890,982	62,575	1,828,407	—
Other Industries	8,557,381	—	8,557,381	—
Corporate Bonds	91,716	—	91,716	—
Short-Term Investments	200,218	—	200,218	—

Total Investments in Securities(a)	$11,280,893	$603,171	$10,677,722	$—

Forward Foreign Currency Exchange Contracts	$25,889	$—	$25,889	$—

Total Derivative Assets(a)	$25,889	$—	$25,889	$—

Forward Foreign Currency Exchange Contracts	$(3,477)	$—	$(3,477)	$—

Total Derivative Liabilities(a)	$(3,477)	$—	$(3,477)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Insruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended July 31, 2019:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$620,981